BUSINESS COMBINATIONS - Schedule of Impact of Open Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Acquisitions/disposals	$ (9,270)	$ (3,556)
Open Acquisitions
Disclosure of detailed information about business combination [line items]
Intangible Assets recognized		89,309
Goodwill		(106,895)
Other financial liabilities - decrease in contingent consideration		34,745
Acquisitions/disposals		(17,159)
Exusia and Blankfactor
Disclosure of detailed information about business combination [line items]
Intangible Assets recognized		$ 83,885